Cover	12 Months Ended
Feb. 01, 2025
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Abercrombie & Fitch Co.
Entity Central Index Key	0001018840